Schedule of prepayments and other current assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepayments And Other Current Assets
Prepaid expenses	$ 842,514	$ 267,961
Prepaid taxes	30,876	3,488
Security deposits	25,652	28,198
Prepayments and other current assets	$ 899,042	$ 299,647